Warrants (Details)	12 Months Ended
Dec. 31, 2021 £ / shares $ / shares shares
Warrants [Abstract]
Warrants outstanding | shares	41,254,566
Ordinary share per share | $ / shares	$ 11.5
Basis point	100
Fair value of per warrant | £ / shares	$ 0.05